Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Allowance for Credit Losses and Recorded Investments in Loans

Allowance for Loan Losses Metrics

	Year Ended December 31, 2017
(Dollars in millions)	FFELP Loans	Private Education Loans	Other Loans	Total
Allowance for Loan Losses
Beginning balance	$67	$1,351	$15	$1,433
Total provision	42	382	2	426
Charge-offs(1)	(49)	(443)	(7)	(499)
Reclassification of interest reserve(2)	—	7	—	7
Ending balance	$60	$1,297	$10	$1,367
Allowance Ending Balance:
Individually evaluated for impairment - TDR	$—	$1,171	$9	$1,180
Collectively evaluated for impairment:
Excluding Purchased Non-Credit Impaired Loans acquired at a discount and Purchased Credit Impaired Loans	60	126	1	187
Purchased Non-Credit Impaired Loans acquired at a discount(3)	—	—	—	—
Purchased Credit Impaired Loans(3)	—	—	—	—
Ending total allowance	$60	$1,297	$10	$1,367
Loans Ending Balance:
Individually evaluated for impairment - TDR	$—	$10,921	$30	$10,951
Collectively evaluated for impairment:
Excluding Purchased Non-Credit Impaired Loans acquired at a discount and Purchased Credit Impaired Loans	77,860	11,861	40	89,761
Purchased Non-Credit Impaired Loans acquired at a discount(3)	3,237	2,610	—	5,847
Purchased Credit Impaired Loans(3)	—	248	—	248
Ending total loans(4)	$81,097	$25,640	$70	$106,807
Charge-offs as a percentage of average loans in repayment	.07%	1.98%	5.39%
Allowance coverage of charge-offs	1.2	2.9	1.5
Allowance as a percentage of the ending total loan balance(3)	.07%	5.06%	14.32%
Allowance as a percentage of the ending loans in repayment(3)	.09%	5.66%	14.32%
Ending total loans(4)	$81,097	$25,640	$70
Average loans in repayment	$68,318	$22,342	$130
Ending loans in repayment	$67,853	$22,924	$70

(1)

Charge-offs are reported net of expected recoveries. For Private Education Loans, the expected recovery amount is transferred to the receivable for partially charged-off loan balance. Charge-offs include charge-offs against the receivable for partially charged-off loans which represents the difference between what was expected to be recovered and any shortfalls in what was actually recovered in the period. See “Receivable for Partially Charged-Off Private Education Loans” for further discussion.

(2)

Represents the additional allowance related to the amount of uncollectible interest reserved within interest income that is transferred in the period to the allowance for loan losses when interest is capitalized to a loan’s principal balance.

(3)

See “Note 2 — Significant Accounting Policies — Allowance for Loan Losses” for a description of our policy for the $6.5 billion of loans ($3.5 billion of FFELP and $3.0 billion of Private Education) purchased in 2017 accounted for as either Purchased Credit Impaired Loans or Purchased Non-Credit Impaired Loans. The Purchased Credit Impaired Loans’ losses are not provided for by the allowance for loan losses in the above table as these loans are separately reserved for, if needed. No allowance for loan losses has been established for these loans as of December 31, 2017. The losses of the Purchased Non-Credit Impaired Loans acquired at a discount are not provided for by the allowance for loan losses in the above table as the remaining purchased discount associated with the FFELP and Private Education Loans of $43 million and $392 million, respectively, as of December 31, 2017 is greater than the incurred losses and as a result no allowance for loan losses has been established for these loans as of December 31, 2017. As a result, excluding the $6.5 billion of loans acquired in 2017, the allowance as a percentage of the ending total loan balance and the allowance as a percentage of the ending loans in repayment would be 0.08 percent and 0.09 percent for FFELP Loans and 5.69 percent and 6.42 percent for Private Education Loans, respectively.

(4)	Ending total loans for Private Education Loans includes the receivable for partially charged-off loans.
	Year Ended December 31, 2016
(Dollars in millions)	FFELP Loans	Private Education Loans	Other Loans	Total
Allowance for Loan Losses
Beginning balance	$78	$1,471	$15	$1,564
Total provision	43	383	3	429
Charge-offs(1)	(54)	(513)	(3)	(570)
Reclassification of interest reserve(2)	—	10	—	10
Ending balance	$67	$1,351	$15	$1,433
Allowance Ending Balance:
Individually evaluated for impairment - TDR	$—	$1,190	$11	$1,201
Collectively evaluated for impairment	67	161	4	232
Ending total allowance	$67	$1,351	$15	$1,433
Loans Ending Balance:
Individually evaluated for impairment - TDR	$—	$11,165	$32	$11,197
Collectively evaluated for impairment	86,918	13,983	132	101,033
Ending total loans(3)	$86,918	$25,148	$164	$112,230
Charge-offs as a percentage of average loans in repayment	.07%	2.20%	2.10%
Allowance coverage of charge-offs	1.2	2.6	7.0
Allowance as a percentage of the ending total loan balance	.08%	5.37%	9.35%
Allowance as a percentage of the ending loans in repayment	.09%	6.10%	9.35%
Ending total loans(3)	$86,918	$25,148	$164
Average loans in repayment	$72,714	$23,275	$104
Ending loans in repayment	$70,557	$22,150	$164

(1)

Charge-offs are reported net of expected recoveries. For Private Education Loans, the expected recovery amount is transferred to the receivable for partially charged-off loan balance. Charge-offs include charge-offs against the receivable for partially charged-off loans which represents the difference between what was expected to be recovered and any shortfalls in what was actually recovered in the period. See “Receivable for Partially Charged-Off Private Education Loans” for further discussion.

(2)

Represents the additional allowance related to the amount of uncollectible interest reserved within interest income that is transferred in the period to the allowance for loan losses when interest is capitalized to a loan’s principal balance.

(3)	Ending total loans for Private Education Loans includes the receivable for partially charged-off loans.
	Year Ended December 31, 2015
(Dollars in millions)	FFELP Loans	Private Education Loans	Other Loans	Total
Allowance for Loan Losses
Beginning balance	$93	$1,916	$24	$2,033
Total provision	46	538	(3)	581
Net adjustment resulting from the change in the charge-off rate(1)	—	(330)	—	(330)
Net charge-offs remaining(2)	(61)	(659)	(6)	(726)
Total net charge-offs	(61)	(989)	(6)	(1,056)
Reclassification of interest reserve(3)	—	11	—	11
Loan sales	—	(5)	—	(5)
Ending balance	$78	$1,471	$15	$1,564
Allowance Ending Balance:
Individually evaluated for impairment - TDR	$—	$1,209	$12	$1,221
Collectively evaluated for impairment	78	262	3	343
Ending total allowance	$78	$1,471	$15	$1,564
Loans Ending Balance:
Individually evaluated for impairment - TDR	$—	$10,965	$37	$11,002
Collectively evaluated for impairment	95,393	17,431	49	112,873
Ending total loans(4)	$95,393	$28,396	$86	$123,875
Net charge-offs as a percentage of average loans in repayment, excluding the net adjustment resulting from the change in the charge-off rate (annualized)(1)	.08%	2.55%	6.17%
Net adjustment resulting from the change in the charge-off rate as a percentage of average loans in repayment (annualized)(1)	—%	1.28%	—%
Allowance coverage of net charge-offs, excluding the net adjustment resulting from the change in the charge-off rate (annualized)(1)	1.3	2.2	2.5
Allowance as a percentage of the ending total loan balance	.08%	5.18%	17.28%
Allowance as a percentage of the ending loans in repayment	.11%	6.00%	17.28%
Ending total loans(4)	$95,393	$28,396	$86
Average loans in repayment	$75,925	$25,802	$97
Ending loans in repayment	$73,838	$24,502	$86

(1)

In 2015, the portion of the loan amount charged off at default on Private Education Loans increased from 73 percent to 79 percent. This did not impact the provision for loan losses as previously this had been reserved through the allowance for loan losses. This change resulted in a $330 million reduction to the balance of the receivable for partially charged-off loans.

(2)

Charge-offs are reported net of expected recoveries. For Private Education Loans, the expected recovery amount is transferred to the receivable for partially charged-off loan balance. Charge-offs include charge-offs against the receivable for partially charged-off loans which represents the difference between what was expected to be recovered and any shortfalls in what was actually recovered in the period. See “Receivable for Partially Charged-Off Private Education Loans” for further discussion.

(3)

Represents the additional allowance related to the amount of uncollectible interest reserved within interest income that is transferred in the period to the allowance for loan losses when interest is capitalized to a loan’s principal balance.

(4)	Ending total loans for Private Education Loans includes the receivable for partially charged-off loans.

Age Analysis of Past Due Loans Delinquencies

	FFELP Loan Delinquencies
	December 31,
	2017		2016		2015
(Dollars in millions)	Balance	%	Balance	%	Balance	%
Loans in-school/grace/deferment(1)	$4,711		$5,871		$8,257
Loans in forbearance(2)	8,533		10,490		13,298
Loans in repayment and percentage of each status:
Loans current	59,264	87.3%	61,977	87.8%	62,651	84.8%
Loans delinquent 31-60 days(3)	2,638	3.9	2,820	4.0	3,285	4.5
Loans delinquent 61-90 days(3)	1,763	2.6	1,325	1.9	1,856	2.5
Loans delinquent greater than 90 days(3)	4,188	6.2	4,435	6.3	6,046	8.2
Total FFELP Loans in repayment	67,853	100%	70,557	100%	73,838	100%
Total FFELP Loans, gross	81,097		86,918		95,393
FFELP Loan unamortized premium	666		879		1,087
Total FFELP Loans	81,763		87,797		96,480
FFELP Loan allowance for losses	(60)		(67)		(78)
FFELP Loans, net	$81,703		$87,730		$96,402
Percentage of FFELP Loans in repayment		83.7%		81.2%		77.4%
Delinquencies as a percentage of FFELP Loans in repayment		12.7%		12.2%		15.2%
FFELP Loans in forbearance as a percentage of loans in repayment and forbearance		11.2%		12.9%		15.3%

(1)

Loans for customers who may still be attending school or engaging in other permitted educational activities and are not required to make payments on the loans, e.g., residency periods for medical students or a grace period for bar exam preparation, as well as loans for customers who have requested and qualify for other permitted program deferments such as military, unemployment or economic hardships.

(2)

Loans for customers who have used their allowable deferment time or do not qualify for deferment, that need additional time to obtain employment or who have temporarily ceased making full payments due to hardship or other factors such as disaster relief.

(3)	The period of delinquency is based on the number of days scheduled payments are contractually past due.
	TDR Private Education Loan Delinquencies
	December 31,
	2017		2016		2015
(Dollars in millions)	Balance	%	Balance	%	Balance	%
Loans in-school/grace/deferment(1)	$477		$579		$706
Loans in forbearance(2)	681		588		694
Loans in repayment and percentage of each status:
Loans current	8,333	88.9%	8,273	85.8%	7,887	85.3%
Loans delinquent 31-60 days(3)	351	3.7	412	4.3	414	4.5
Loans delinquent 61-90 days(3)	207	2.2	267	2.8	263	2.9
Loans delinquent greater than 90 days(3)	487	5.2	686	7.1	678	7.3
Total TDR loans in repayment	9,378	100%	9,638	100%	9,242	100%
Total TDR loans, gross	10,536		10,805		10,642
TDR loans unamortized discount	(225)		(237)		(243)
Total TDR loans	10,311		10,568		10,399
TDR loans receivable for partially charged-off loans	385		360		323
TDR loans allowance for losses	(1,171)		(1,190)		(1,209)
TDR loans, net	$9,525		$9,738		$9,513
Percentage of TDR loans in repayment		89.0%		89.2%		86.8%
Delinquencies as a percentage of TDR loans in repayment		11.1%		14.2%		14.7%
Loans in forbearance as a percentage of TDR loans in repayment and forbearance		6.8%		5.7%		7.0%

(1)

Deferment includes customers who have returned to school or are engaged in other permitted educational activities and are not required to make payments on the loans, e.g., residency periods for medical students or a grace period for bar exam preparation.

(2)

Loans for customers who have requested extension of grace period generally during employment transition or who have temporarily ceased making full payments due to hardship or other factors such as disaster relief, consistent with established loan program servicing policies and procedures.

(3)	The period of delinquency is based on the number of days scheduled payments are contractually past due.

	Non-TDR Private Education Loan Delinquencies
	December 31,
	2017		2016		2015
(Dollars in millions)	Balance	%	Balance	%	Balance	%
Loans in-school/grace/deferment(1)	$584		$814		$1,334
Loans in forbearance(2)	214		202		279
Loans in repayment and percentage of each status:
Loans current	13,257	97.9%	12,233	97.8%	14,844	97.3%
Loans delinquent 31-60 days(3)	120	.9	110	.9	163	1.1
Loans delinquent 61-90 days(3)	59	.4	54	.4	85	.6
Loans delinquent greater than 90 days(3)	110	.8	115	.9	168	1.0
Total non-TDR loans in repayment	13,546	100%	12,512	100%	15,260	100%
Total non-TDR loans, gross	14,344		13,528		16,873
Non-TDR loans unamortized discount	(699)		(220)		(288)
Total non-TDR loans	13,645		13,308		16,585
Non-TDR loans receivable for partially charged-off loans	375		455		558
Non-TDR loans allowance for losses	(126)		(161)		(262)
Non-TDR loans, net	$13,894		$13,602		$16,881
Percentage of non-TDR loans in repayment		94.4%		92.5%		90.4%
Delinquencies as a percentage of non-TDR loans in repayment		2.1%		2.2%		2.7%
Loans in forbearance as a percentage of non- TDR loans in repayment and forbearance		1.6%		1.6%		1.8%

(1)

Deferment includes customers who have returned to school or are engaged in other permitted educational activities and are not required to make payments on the loans, e.g., residency periods for medical students or a grace period for bar exam preparation.

(2)

Loans for customers who have requested extension of grace period generally during employment transition or who have temporarily ceased making full payments due to hardship or other factors such as disaster relief, consistent with established loan program servicing policies and procedures.

(3)	The period of delinquency is based on the number of days scheduled payments are contractually past due.

Loans Modified Accounts for TDR

The following table provides the recorded investment, unpaid principal balance and related allowance for our TDR loans.

	TDR Loans
(Dollars in millions)	Recorded Investment(1)	Total Ending Loans(2)	Related Allowance
December 31, 2017	$10,890	$10,921	$1,171
December 31, 2016	11,119	11,165	1,190

(1)	Recorded investment is equal to the unpaid principal balance (which includes the receivable for partially charged-off loans), accrued interest and unamortized discount.
(2)	Total ending loans includes the receivable for partially charged-off loans.

Entity Loan Modification Program [Member]
Loans Modified Accounts for TDR

The following table provides the amount of loans modified in the periods presented that resulted in a TDR. Additionally, the table summarizes charge-offs occurring in the TDR portfolio, as well as TDRs for which a payment default occurred in the current period within 12 months of the loan first being designated as a TDR. We define payment default as 60 days past due for this disclosure.

	Years Ended December 31,
	2017			2016			2015
(Dollars in millions)	Modified Loans(1)	Charge- Offs(2)	Payment- Default	Modified Loans(1)	Charge- Offs(2)	Payment- Default	Modified Loans(1)	Charge- Offs(2)	Payment- Default
Total	$816	$346	$181	$1,169	$382	$265	$1,604	$459	$403

(1)	Represents period ending balance of loans that have been modified during the period and resulted in a TDR.
(2)	Represents loans that charged off that were classified as TDRs.

Troubled Debt Restructuring Loans [Member]
Average Recorded Investment and Interest Income Recognized for TDR

The following table provides the average recorded investment and interest income recognized for our TDR loans.

	Years Ended December 31,
	2017		2016		2015
(Dollars in millions)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Total	$10,989	$708	$11,078	$667	$10,770	$653

Private Education Loans [Member]
Private Education Loan Portfolio Stratified by Key Credit Quality Indicators

The following table highlights the principal balance (excluding the receivable for partially charged-off loans) of our Private Education Loan portfolio stratified by the key credit quality indicators.

	Private Education Loans Credit Quality Indicators
	TDR
	December 31, 2017		December 31, 2016
(Dollars in millions)	Balance(2)	% of Balance	Balance(2)	% of Balance
Credit Quality Indicators
Original Winning FICO Scores:
FICO 640 and above	$9,647	92%	$9,863	91%
FICO below 640	889	8	942	9
Total	$10,536	100%	$10,805	100%
School Type:
Not-for-profit	$8,247	78%	$8,346	77%
For-profit	2,289	22	2,459	23
Total	$10,536	100%	$10,805	100%
Cosigners:
With cosigner	$6,441	61%	$6,486	60%
Without cosigner	4,095	39	4,319	40
Total	$10,536	100%	$10,805	100%
Seasoning(1):
1-12 payments	$506	5%	$754	7%
13-24 payments	644	6	927	9
25-36 payments	947	9	1,289	12
37-48 payments	1,271	12	1,620	15
More than 48 payments	6,691	63	5,636	52
Not yet in repayment	477	5	579	5
Total	$10,536	100%	$10,805	100%

(1)	Number of months in active repayment for which a scheduled payment was received.
(2)	Balance equals the gross Private Education Loans.
	Private Education Loans Credit Quality Indicators
	Non-TDR
	December 31, 2017		December 31, 2016
(Dollars in millions)	Balance(2)	% of Balance	Balance(2)	% of Balance
Credit Quality Indicators
Original Winning FICO Scores:
FICO 640 and above	$13,752	96%	$13,120	97%
FICO below 640	592	4	408	3
Total	$14,344	100%	$13,528	100%
School Type:
Not-for-profit	$12,431	87%	$11,338	84%
For-profit	1,913	13	2,190	16
Total	$14,344	100%	$13,528	100%
Cosigners:
With cosigner	$9,193	64%	$9,124	67%
Without cosigner	5,151	36	4,404	33
Total	$14,344	100%	$13,528	100%
Seasoning(1):
1-12 payments	$1,424	10%	$586	4%
13-24 payments	437	3	344	3
25-36 payments	466	3	619	5
37-48 payments	867	6	1,103	8
More than 48 payments	10,566	74	10,062	74
Not yet in repayment	584	4	814	6
Total	$14,344	100%	$13,528	100%

(1)	Number of months in active repayment for which a scheduled payment was received.
(2)	Balance equals the gross Private Education Loans.

Receivable For Partially Charged Off Loans

The following table summarizes the activity in the receivable for partially charged-off loans.

	Years Ended December 31,
(Dollars in millions)	2017	2016	2015
Receivable at beginning of period	$815	$881	$1,245
Expected future recoveries of current period defaults(1)	110	128	183
Recoveries(2)	(155)	(181)	(191)
Net adjustment resulting from the change in the charge-off rate(3)	—	—	(330)
Net charge-offs remaining(4)	(10)	(13)	(26)
Total net charge-offs(5)	(10)	(13)	(356)
Receivable at end of period	$760	$815	$881

(1)	Represents our estimate of the amount to be collected in the future.
(2)	Current period cash collections.
(3)

In 2015, the portion of the loan amount charged off at default increased from 73 percent to 79 percent. This change resulted in a $330 million reduction to the balance of the receivable for partially charged-off loans.

(4)	Represents the current period recovery shortfall — the difference between what was expected to be collected and what was actually collected.
(5)	These amounts are included in total charge-offs as reported in the “Allowance for Private Education Loan Losses” table.

Accrued Interest Receivable

The following table provides information regarding accrued interest receivable on our Private Education Loans.

	Accrued Interest Receivable As of December 31,
(Dollars in millions)	Total	Greater Than 90 Days Past Due	Allowance for Uncollectible Interest
2017
TDR	$196	$20	$20
Non-TDR	187	4	6
Total	$383	$24	$26
2016
TDR	$192	$28	$23
Non-TDR	199	5	7
Total	$391	$33	$30
2015
TDR	$201	$28	$26
Non-TDR	289	7	9
Total	$490	$35	$35